  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                              (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS--103.7%

U.S. TREASURY BILLS--64.3%
     due 3/06/1997 ...................................  $  9,844          $  9,879,996
     due 3/27/1997 ...................................   125,000           124,588,417
     due 4/03/1997 ...................................    75,070            74,751,582
     due 4/10/1997 ...................................   170,046           169,150,361
     due 4/17/1997 ...................................   200,000           198,711,562
                                                                          ------------
                                                                          $577,081,918
                                                                          ------------
U.S. TREASURY NOTES--37.8%
     6.625%, due 3/31/1997 ...........................    45,000            45,047,766
     6.875%, due 3/31/1997 ...........................    10,000            10,012,527
     8.50%, due 4/15/1997 ............................    15,000            15,047,050
     6.50%, due 4/30/1997 ............................    50,000            50,095,703
     6.875%, due 4/30/1997 ...........................    17,000            17,043,101
     5.875%, due 5/15/1997 ...........................    96,500            96,739,231
     6.50%, due 5/15/1997 ............................   105,175           105,411,429
                                                                          ------------
                                                                           339,396,807
                                                                          ------------
U.S. TREASURY STRIP NOTES--1.6%
     5.26%, due 5/15/1997 ............................    15,000            14,843,745
                                                                          ------------
TOTAL INVESTMENTS AT AMORTIZED COST ........     103.7%                    931,322,470
OTHER ASSETS, LESS LIABILITIES .............      (3.7)                    (33,532,980)
                                                 -----                    ------------
NET ASSETS .................................     100.0%                   $897,789,490
                                                 =====                    ============

See notes to financial statements

  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........................................  $  931,322,470
Cash .........................................................................................           4,465
Interest receivable ..........................................................................       6,015,312
Receivable for investments sold ..............................................................     210,468,131
                                                                                                --------------
 Total assets ................................................................................   1,147,810,378
                                                                                                --------------
LIABILITIES:
Payable for investments purchased ............................................................     249,911,548
Payable to affiliate -- Investment Advisory fees (Note 2A) ...................................          38,331
Accrued expenses and other liabilities .......................................................          71,009
                                                                                                --------------
 Total liabilities ...........................................................................     250,020,888
                                                                                                --------------
NET ASSETS ...................................................................................  $  897,789,490
                                                                                                ==============
REPRESENTED BY:
Paid-in capital for beneficial interests .....................................................  $  897,789,490
                                                                                                ==============

  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Six Months Ended February 28, 1997 (unaudited)

INTEREST INCOME (Note 1B) .................................................                        $21,682,907

EXPENSES:
Investment advisory fees (Note 2A) ........................................    $ 617,849
Administrative fees (Note 2B) .............................................      205,950
Custodian fees ............................................................      136,460
Auditing fees .............................................................       10,300
Trustee fees ..............................................................        5,335
Legal fees ................................................................        3,236
Miscellaneous .............................................................       17,665
                                                                               ---------
 Total expenses ...........................................................      996,795
 Less aggregate amount waived by Investment Adviser and
   Administrator (Notes 2A and 2B) ........................................     (579,839)
 Less fees paid indirectly (Note 1D) ......................................         (331)
                                                                               ---------
 Net expenses .............................................................                            416,625
                                                                                                   -----------
 Net investment income ....................................................                        $21,266,282
                                                                                                   ===========

See notes to financial statements

  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                        FEBRUARY 28, 1997     YEAR ENDED
                                                                          (UNAUDITED)       AUGUST 31, 1996
                                                                        -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..........................................          $  21,266,282     $   38,179,974
                                                                          -------------     --------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ....................................            845,961,495      1,474,479,600
Value of withdrawals ...........................................           (737,242,073)    (1,577,114,165)
                                                                          -------------     --------------
Net increase (decrease) in net assets from capital transactions             108,719,422       (102,634,565)
                                                                          -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................            129,985,704        (64,454,591)
NET ASSETS:
Beginning of period ............................................            767,803,786        832,258,377
                                                                          -------------     --------------
End of period ..................................................          $ 897,789,490     $  767,803,786
                                                                          =============     ==============

  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS

                                           SIX MONTHS                                       EIGHT       YEAR       MARCH 1, 1991
                                             ENDED                                         MONTHS      ENDED      (COMMENCEMENT OF
                                          FEBRUARY 28,       YEAR ENDED AUGUST 31,          ENDED      DECEM-      OPERATIONS) TO
                                             1997      --------------------------------   AUGUST 31,   BER 31,       DECEMBER 31,
                                          (UNAUDITED)    1996        1995        1994        1993       1992            1991
                                          -----------  --------    --------    --------    --------    --------    --------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)   $897,789    $767,804    $832,258    $726,569    $521,818    $590,769       $675,332
Ratio of expenses to average net assets        0.10%+      0.10%       0.10%       0.12%       0.20%+      0.24%          0.19%+
Ratio of net investment income to average
 net assets ...............................    5.16%+      5.20%       5.36%       3.43%       2.96%+      3.59%          5.26%+

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ............    0.24%+      0.25%       0.25%       0.26%       0.25%+      0.25%          0.25%+
Net investment income to average net assets    5.02%+      5.05%       5.21%       3.30%       2.91%+      3.58%          5.19%+

+ Annualized.

See notes to financial statements

  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADIVSORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $617,849, of which $373,889 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $205,950, all of which was voluntarily waived for the six months ended February 28, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $7,395,594,715 and $7,199,851,720, respectively, for the six months ended February 28, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Portfolio was $2,074. Since the line of credit was established, there have been no borrowings.